Prepayments and other current assets	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Prepayments and other current assets
3.	Prepayments and other current assets

Prepayments and other current assets consist of the following:

		As of December 31,
	Note	2023	2024
		RMB	RMB
Receivables on behalf of manachised hotels(i)		187,806	216,476
Prepayment for purchase of services		15,363	53,365
VAT recoverable		17,522	33,315
Deposits		2,331	9,652
Prepaid property management fees		9,333	3,281
Contract assets	12(b)	5,184	2,929
Prepayment for purchase of goods		4,264	2,926
Others		13,221	10,767
Subtotal		255,024	332,711
Less: allowance for doubtful accounts		(3,124)	(1,079)
Total		251,900	331,632

(i)The amount represents fees to be collected from corporate customers and travel agencies on behalf of franchisees

Changes in the allowance for doubtful accounts are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
At the beginning of the year	3,124	3,124
Allowance made during the year	—	1,079
Allowance write-off during the year	—	(3,124)
At the end of the year	3,124	1,079